Provisions for Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions for Liabilities
28.  Provisions for Liabilities

	At 1 January $m	Effect of adopting IFRS 16 $m	Translation adjustment $m	Arising on acquisition (note 32) $m	Provided during year $m	Utilised during year $m	Disposed during year $m	Reversed unused $m	Discount unwinding $m	At 31 December $m
31 December 2020

Insurance (i)	330	-	4	-	162	(119)	-	(34)	6	349

Environment and remediation (ii)	585	-	23	-	103	(15)	(5)	(19)	12	684

Rationalisation and redundancy (iii)	17	-	2	-	111	(77)	-	(5)	-	48

Other (iv)	370	-	14	-	125	(59)	-	(92)	3	361
Total	1,302	-	43	-	501	(270)	(5)	(150)	21	1,442

Analysed as:

Non-current liabilities	854									953

Current liabilities	448									489
Total	1,302									1,442

The equivalent disclosure for the prior year is as follows:

31 December 2019

Insurance (i)	319	-	(1)	-	128	(98)	-	(27)	9	330

Environment and remediation (ii)	554	-	4	7	45	(29)	-	(9)	13	585

Rationalisation and redundancy (iii)	27	-	-	-	32	(39)	-	(3)	-	17

Other (iv)	344	(1)	(7)	-	121	(39)	-	(51)	3	370
Total	1,244	(1)	(4)	7	326	(205)	-	(90)	25	1,302

Analysed as:

Non-current liabilities	823									854

Current liabilities	421									448
Total	1,244									1,302

(i)
This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of four years (2019: five years).

(ii)
This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. Whilst a significant element of the total provision will reverse in the medium-term (two to ten years), those legal and constructive obligations applicable to long-lived assets (principally mineral-bearing
land) will unwind over a
30-year
timeframe. In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life.

(iii)
These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2020, $111 million (2019: $32 million; 2018: $36 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations including initiatives related to the Group’s response to the
COVID-19
pandemic. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match supply and demand. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2019: one to two years).

(iv)
Other provisions primarily relate to legal claims and also include onerous contracts, guarantees and warranties and employee related provisions. The Group expects the majority of these provisions will be utilised within one to five years of the balance sheet date (2019: two to five years); however due to the nature of the legal provisions there is a level of uncertainty in the timing of settlement as the Group generally cannot determine the extent and duration of the legal process.